UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	18,925	$2,567,365
Danaher Corp.	52,300	3,922,500
Dover Corp.	30,200	2,468,850
Eaton Corp.	34,650	2,602,908
Emerson Electric Co.	59,350	3,964,580
Norfolk Southern Corp.	28,900	2,808,213
13.4% - Total For Industrials		$18,334,416

AT&T Inc.	70,140	2,459,810
1.8% - Total For Telecommunication Services		$2,459,810

Coca Cola Co.	94,080	3,637,133
JM Smucker Co.	39,500	3,840,980
Kellogg Co.	64,650	4,054,202
Nestle SA - ADR	52,550	3,952,811
Procter & Gamble Co.	33,990	2,739,594
Unilever PLC	96,500	4,128,270
16.3% - Total For Consumer Staples		$22,352,990

Nordstrom Inc.	64,850	4,049,882
Target Corp.	61,750	3,736,492
5.7% - Total For Consumer Discretionary		$7,786,374

Chevron Corp.	43,385	5,158,910
ConocoPhillips	59,300	4,171,755
Hess Corp.	33,500	2,776,480
Royal Dutch Shell PLC, Class B ADR	53,300	4,163,263
Schlumberger Ltd.	29,550	2,881,125
14.0% - Total For Energy		$19,151,533

Allstate Corp.	46,400	2,625,312
AON PLC	34,650	2,920,302
Everbank Financial Corp.	149,500	2,949,635
Marsh & McLennan Companies Inc.	80,000	3,944,000
PNC Financial Services Group Inc.	32,670	2,842,290
RenaissanceRE Holdings Ltd.	27,400	2,674,240
U.S. Bancorp	62,800	2,691,608
15.1% - Total For Financial Services		$20,647,387

Abbott Laboratories	71,600	2,757,316
Owens & Minor Inc. Holding Company	114,650	4,016,190
Teleflex Inc.	29,600	3,174,304
7.3% - Total For Health Care		$9,947,810

Accenture PLC	48,000	3,826,560
Apple Computer Inc.	5,180	2,780,313
Cisco Systems Inc.	182,100	4,081,772
Linear Technology Corp.	55,600	2,707,164
Microsoft Corp.	107,835	4,420,157
Oracle Corp.	106,200	4,344,642
Qualcomm Inc.	53,030	4,181,946
SAP AG ADR	49,200	4,000,452
22.2% - Total For Information Technology		$30,343,006

Total Common Stocks 95.8%		$131,023,326
(Identified Cost $101,429,179)

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Cash Equivalents

First American Government Obligation Fund, Class Z**	5,844,657	5,844,657
Total Cash Equivalents 4.3%		$5,844,657
(Identified Cost $5,844,657)

Total Portfolio Value 100.1%		$136,867,983
(Identified Cost $107,273,836)

Liabilities in Excess of Other Assets -0.1%		$(57,818)

Total Net Assets 100.0%		$136,810,165

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	7,680	$1,041,869
Danaher Corp.	20,200	1,515,000
Dover Corporation	19,630	1,604,752
Eaton Corp.	13,970	1,049,426
Emerson Electric Co.	15,130	1,010,684
Fluor Corp.	6,750	524,677
Union Pacific Corp.	5,940	1,114,700
14.5% - Total For Industrials		$7,861,108

CVS Corp.	15,420	1,154,341
JM Smucker Co.	10,850	1,055,054
Nestle SA - ADR	21,020	1,581,124
Procter & Gamble Co.	11,700	943,020
The Fresh Market*	12,850	431,760
9.5% - Total For Consumer Staples		$5,165,299

Dollar General Corp.*	18,200	1,009,736
Michael Kors Holdings Ltd.*	11,050	1,030,633
Nordstrom Inc.	18,000	1,124,100
Priceline.com Inc.*	840	1,001,188
Walt Disney Co.	13,950	1,116,977
9.7% - Total For Consumer Discretionary		$5,282,634

Baker Hughes Inc.	17,610	1,145,002
Chevron Corp.	13,960	1,659,984
Continental Resources Inc.*	4,700	584,069
EOG Resources Inc.	6,780	1,330,033
Schlumberger Ltd.	17,225	1,679,438
11.8% - Total For Energy		$6,398,526

Allstate Corp.	19,200	1,086,336
AON PLC	12,650	1,066,142
Axis Capital Holdings Ltd.	22,450	1,029,332
Everbank Financial Corp.	56,300	1,110,799
Marsh & McLennan Co. Inc.	33,700	1,661,410
PNC Financial Services Group Inc.	13,010	1,131,870
13.1% - Total For Financial Services		$7,085,889

Analogic Corp.	20,250	1,662,728
Medifast Inc.*	22,000	639,980
Mednax Inc.*	25,710	1,593,506
Teleflex Inc.	12,000	1,286,880
9.6% - Total For Health Care		$5,183,094

Apple Inc.	3,630	1,948,366
Citrix Systems Inc.*	17,800	1,022,432
EMC Corp.	40,050	1,097,771
Facebook Inc.*	9,800	590,352
F5 Networks Inc.*	9,580	1,021,515
Fortinet Inc.*	27,650	609,130
Google Inc.*	920	1,025,349
IPG Photonics Corp.*	17,000	1,208,360
Knowles Corp.*	8,815	278,290
Oracle Corp.	42,600	1,742,766
Qualcomm Inc.	21,100	1,663,946

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Ruckus Wireless Inc.*	39,000	474,240
SAP AG ADR	13,300	1,081,423
Teradata Corp.*	23,500	1,155,965
27.5% - Total For Information Technology		$14,919,905

Total Common Stocks 95.7%		$51,896,455
(Identified Cost $37,880,788)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,343,510	2,343,510
Total Cash Equivalents 4.3%		$2,343,510
(Identified Cost $2,343,510)

Total Portfolio Value 100.0%		$54,239,965
(Identified Cost $40,224,298)

Liabilities in Excess of Other Assets 0.0%		$(11,014)

Total Net Assets 100.0%		$54,228,951

* Non-income producing security.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Common Stocks	Shares	Fair Value

Kapstone Paper & Packaging Corp.*	13,000	374,920
U.S. Silica Holdings Inc.	20,000	763,400
Valspar Corp.	3,800	274,056
Westlake Chemical Corp.	6,000	397,080
4.1% - Total For Materials		$1,809,456

Agco Corp.	6,800	375,088
Alliant Techsystems Inc.	3,600	511,740
Be Aerospace, Inc.*	6700	581,493
Carlisle Corp.	4,100	325,294
Chicago Bridge & Iron	4,700	409,605
Copa Holdings SA	2,200	319,418
Deluxe Corp.	7,100	372,537
Dun & Bradstreet Corp.	2,800	278,180
Fluor Corp.	7,100	551,883
Flowserve Corp.	8,800	689,392
Generac Holdings Inc.	7,000	412,790
J. B. Hunt Transport Services Inc.	3,800	273,296
Lennox International	4,800	436,368
Lincoln Electric	4,600	331,246
Old Dominion Freight*	6,300	357,462
Oshkosh Truck Corp.	10,300	606,361
Snap-On Tools Corp.	3,100	351,788
Timken Co.	4,700	276,266
Towers Watson & Co.	3,200	364,960
Trinity Industries	7,900	569,353
Triumph Group	3,300	213,114
United Stationers Inc.	6,700	275,169
Valmont Industries Inc.	1,600	238,144
Watsco Inc.	2,900	289,739
21.2% - Total For Industrials		$9,410,686

Church & Dwight Co. Inc.	6,000	414,420
Energizer Holdings Inc.	2,700	271,998
General Nutrition Inc.	5,600	246,512
Herbalife Ltd.	10,500	601,335
Ingredion Inc.	3,600	245,088
JM Smucker Co.	4,500	437,580
Nu Skin Enterprises	5,000	414,250
Treehouse Foods Inc.*	7,200	518,328
Tyson Foods Inc.	12,000	528,120
8.3% - Total For Consumer Staples		$3,677,631

AMC Networks*	4,600	336,168
Autozone Inc.*	700	375,970
Carter's	4,200	326,130
Chico's FAS Inc.	19,400	310,982
Deckers Outdoor*	4,800	382,704
DSW Inc.	7,400	265,364
Footlocker	13,800	648,324
Gentex Corp.	11,800	372,054
Hanesbrands Inc.	5,800	443,584
Helen Of Troy Ltd*	6,800	470,764
Jarden*	5,900	352,997
LKQ*	15,800	416,330

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Michael Kors Holdings Ltd*	4,300	401,061
Phillips-Van Heusen	2,100	262,017
Steven Madden Ltd.*	15,300	550,494
Thor Industries Inc.	6,100	372,466
Tractor Supply	4,800	339,024
VF Corp.	6,000	371,280
15.8% - Total For Consumer Discretionary		$6,997,713

Atwood Oceanics*	6,600	332,574
Helmerich & Payne Inc.	4,400	473,264
Hollyfrontier Corp.	7,600	361,608
Marathon Petroleum Corp.	3,200	278,528
Oceaneering International	4,400	316,184
Patterson-UTI Energy Inc.	11,300	357,984
RPC	17,100	349,182
Superior Energy Services Inc.*	11,400	350,664
6.4% - Total For Energy		$2,819,988

Allied World Assurance Co. Holdings Ltd.	2,600	268,294
Amtrust Financial Services Inc.	7,920	297,871
Argo Group International Holdings Ltd.	6,000	275,100
Assurant Inc.	6,000	389,760
Axis Capital Holdings Ltd.	14,500	664,825
Endurance Specialty Holdings Ltd.	5,200	279,916
Everbank Financial Corp.	36,000	710,280
Fidelity National Title Group Inc.	11,500	361,560
First Niagara Financial Group Inc.	26,100	246,645
Genworth Financial*	24,900	441,477
HCC Insurance Holdings Inc.	6,300	286,587
Home Bancshares Inc.	10,300	354,526
Huntington Bancshares Inc.	35,100	349,947
Principal Financial Group Inc.	7,700	354,123
Protective Life	6,500	341,835
Reinsurance Group of America	4,500	358,335
RenaissanceRE Holdings Ltd.	6,000	585,600
Synovus Financial Corp.	100,000	339,000
Unumprovident Corp.	9,100	321,321
Washington Federal Inc.	13,900	323,870
17.0% - Total For Financial Services		$7,550,872

Carefusion Corp.*	13,500	542,970
Laboratory Corp. of America Holdings*	5,000	491,050
Medifast Inc.*	22,000	639,980
Mednax Inc.*	10,000	619,800
Omnicare Inc.	7,100	423,657
Owens & Minor Inc. Holding Co.	14,400	504,432
United Therapeutics Corp.*	5,300	498,359
Universal Health Services Inc.	4,000	328,280
VCA Antech*	10,600	341,638
9.9% - Total For Health Care		$4,390,166

Amdocs Ltd.	7,300	339,158
Brocade Communications Systems Inc.*	59,300	629,173
F5 Networks*	5,700	607,791
First Solar Inc.*	5,800	404,782
Fleetcor Technologies*	4,500	517,950
Flir Systems	9,800	352,800

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

IPG Photonics Corp.*	8,900	632,612
Kla-Tencor Corp.	4,700	324,958
Neustar Inc.*	6,400	208,064
TeraData Corp.*	10,000	491,900
Ubiquiti Networks Inc.*	10,500	477,225
Western Digital Corp.	5,900	541,738
12.5% - Total For Information Technology		$5,528,151

UGI Corp.	7,200	328,392
0.7% - Total For Utilities		$328,392

Total Common Stocks 95.9%		$42,513,055
(Identified Cost $32,032,561)

Real Estate Investment Trusts (REITs)

Lexington Realty Trust	53,000	578,230
Retail Properties of America	19,900	269,446
Total REITs 1.9%		$847,676
(Identified Cost $754,436)

Cash Equivalents

First American Government Obligation Fund, Class Z**	972,594	972,594
Total Cash Equivalents 2.2%		$972,594
(Identified Cost $972,594)

Total Portfolio Value 100.0%		$44,333,325
(Identified Cost $33,759,591)

Other Assets in Excess of Liabilities 0.0%		$18,590

Total Net Assets 100.0%		$44,351,915

* Non-income producing security.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Real Estate Investment Trusts (REITs)

American Campus Communities Inc.	700	$26,145
Apartment Investment & Management Co.	2,624	79,297
Avalonbay Communities Inc.	2,409	316,350
BRE Properties Inc.	1,500	94,170
Camden Property Trust	1,600	107,744
Equity LifeStyle Properties Inc.	1,500	60,975
Equity Residential	6,500	376,935
Essex Property Trust Inc.	720	122,436
Home Properties Inc.	1,100	66,132
Mid-America Apartment Communities Inc.	1,630	111,280
Post Properties Inc.	1,400	68,740
Senior Housing Properties Trust	3,500	78,645
Sun Communities Inc.	650	29,309
UDR Inc.	5,307	137,080
15.5% - Total For Residential		$1,675,238

American Tower Corp.	6,600	540,342
Brandywine Realty Trust	3,000	43,380
Cousins Properties Inc. REIT	3,500	40,145
Douglas Emmett Inc.	2,500	67,850
Lexington Realty Trust	3,500	38,185
National Retail Properties Inc.	2,250	77,220
Public Storage	3,200	539,168
PS Business Parks Inc.	500	41,810
Retail Properties of America	5,000	67,700
Vornado Realty Trust	4,061	400,252
17.1% - Total For Diversified		$1,856,052

HCP Inc.	8,600	333,594
Health Care REIT Inc.	4,950	295,020
Healthcare Realty Trust Inc.	1,500	36,225
LTC Properties Inc.	650	24,460
Medical Properties Trust Inc.	2,800	35,812
Omega Healthcare Investors Inc.	2,000	67,040
Universal Health Realty Income Trust	300	12,672
Ventas Inc.	5,300	321,021
10.4% - Total For Health Care Facilities		$1,125,844

Diamondrock Hospitality Co.	4,000	47,000
Host Hotels & Resorts Inc.	14,954	302,669
LaSalle Hotel Properties	3,000	93,930
RL Lodging Trust	2,500	66,850
Ryman Hospitality Properties	1,000	42,520
Strategic Hotels and Resorts Inc.*	5,000	50,950
Sunstone Hotel Investors Inc.	3,000	41,190
6.0% - Total For Hotels/Motels		$645,109

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Alexandria Real Estate Equities Inc.	1,500	108,840
Boston Properties Inc.	3,120	357,334
Commonwealth REIT	1,700	44,710
Corporate Office Properties Trust	2,000	53,280
Digital Realty Trust, Inc.	2,300	122,084
Duke Realty Corp.	5,000	84,400
Highwoods Properties Inc.	1,700	65,297
Kilroy Realty Corp.	1,545	90,506
Liberty Property Trust	2,661	97,260
Mack-Cali Realty Corp.	2,500	51,975
Piedmont Office Realty Trust Inc.	3,500	60,025
10.5% - Total For Office		$1,135,711

BioMed Realty Trust Inc.	2,500	51,225
CubeSmart	2,500	42,900
DCT Industrial Trust Inc.	5,500	43,340
Eastgroup Properties	600	37,746
Extra Space Storage Inc.	2,000	97,020
Prologis Inc.	10,052	410,423
Sovran Self Storage Inc.	600	44,070
6.7% - Total For Industrial		$726,724

Acadia Realty Trust	1,650	$43,527
Alexander's Inc.	100	36,099
CBL & Associates Properties Inc.	2,394	42,493
DDR Corp.	7,055	116,266
Dupont Fabros Technology Inc.	1,800	43,326
EPR Properties	1,000	53,390
Equity One Inc.	3,000	67,020
Federal Realty Investment Trust	1,250	143,400
General Growth Partners Inc.	18,500	407,000
Glimcher Realty Trust	2,900	29,087
Hospitality Property Trust	3,300	94,776
Kimco Realty Corp.	8,567	187,446
Macerich Co.	2,592	161,559
Realty Income Corp.	3,819	156,044
Regency Centers Corp.	2,075	105,950
Simon Property Group Inc.	5,554	910,856
SL Green Realty Corp.	2,000	201,240
Tanger Factory Outlet Centers Inc.	2,000	70,000
Taubman Centers Inc.	1,300	92,027
Washington Real Estate Investment Trust	1,500	35,820
Weingarten Realty Investors	2,500	75,000
28.4% - Total For Retail		$3,072,326

Plum Creek Timber Co. Inc.	3,800	159,752
Rayonier Inc.	2,500	114,775
Weyerhaueser Co.	9,200	270,020
5.0% - Total For Timber		$544,547

Total REITs 99.6%		$10,781,551
(Identified Cost $6,727,360)

Cash Equivalents

First American Government Obligation Fund, Class Z**	27,872	27,872
Total Cash Equivalents 0.3%		$27,872
(Identified Cost $27,872)

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Total Portfolio Value 99.9%	$10,809,423
(Identified Cost $6,755,232)

Other Assets in Excess of Liabilities 0.1%	$17,881

Total Net Assets 100.0%	$10,827,304

* Non-income producing security.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.01%.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Common Stocks	Shares	Fair Value

Agrium Inc.	1,400	$136,528
Air Liquide SA ADR	3,434	92,855
Anglogold Ltd.	6,000	102,480
Asahi Kasei Corp.	6,100	82,716
BASF SE ADR	750	83,535
BHP Billiton Ltd ADR	2,550	172,814
BHP Billiton PLC ADR	1,675	103,448
Cemex SA De CV ADR*	9,006	113,746
Newcrest Mining Ltd ADR	7,400	66,304
Nippon Steel & Sumitomo Metal Corp.	3,530	96,651
Rio Tinto PLC ADR	1,570	87,653
Syngenta AG ADR	1,000	75,780
Vale SA	9,200	127,236
7.9% - Total For Materials		$1,341,746

ABB Ltd.	2,900	74,791
Atlas Copco AB ADR	2,700	77,922
BAE Systems PLC ADR	5,140	144,074
Bunzl PLC ADR	4,000	107,240
Canadian National Railway Co.	3,280	184,402
Canadian Pacific Ltd. Corp.	800	120,344
Itochu Corp. ADR	3,000	70,140
Keppel Corp. Ltd ADR	4,620	80,065
Komatsu Ltd. ADR	2,660	55,142
Koninklijke Philips EL - NY Shares	3,557	125,064
Mitsubishi Corp.	2,570	95,398
Mitsui & Co., Ltd. ADR	480	135,394
Schneider Elect SA ADR	7,100	125,599
Sensata Technologies Holding NV*	3,200	136,448
Siemens AG	900	121,635
Tata Motor Ltd.	4,100	145,181
Volvo AB ADR	6,330	100,204
11.2% - Total For Industrials		$1,899,043

America Movil - ADR Series L	4,460	88,665
BT Group PLC	1,600	102,160
China Mobile (Hong Kong) Ltd.	2,860	130,387
Chunghwa Telecom Co. Ltd.	2,440	74,859
Deutsche Telekom AG	5,950	96,509
KDDI Corp.	14,400	209,088
Millicom International Cellular SA	600	61,200
MTN Group Ltd. ADR	2,390	49,114
Nippon Telegraph And Telephone Corp. ADR	2,850	77,634
Orange SA ADR	5,896	86,612
Philippine Long Distance Telephone Co. ADR	1,000	61,020
SK Telecom Co. Ltd.	3,400	76,738
Telef Brasil	4,371	92,840
Telefonica SA ADR	4,849	76,566
Vivendi	3,504	97,870
Vodafone Group PLC ADR	2,727	100,381
8.7% - Total For Telecommunication Services		$1,481,643

AEON Co. Ltd. ADR	7,900	88,954
Carrefour SA	12,155	93,593
Coca-Cola Amatil Ltd. ADR	2,380	48,719

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Coca-Cola Enterprises Femsa SA ADR	1,000	105,520
Danone ADR	6,073	86,176
Koninklijke Ahold NV ADR	5,300	98,580
L'Oreal ADR	4,200	138,558
Nestle SA ADR	4,140	311,411
Reckitt Benckiser Group PLC	6,800	112,064
Tesco PLC ADR	3,440	51,359
Unilever NV	1,360	55,923
Unilever PLC	5,730	245,129
Wal-Mart De Mexico SA ADR	4,000	94,640
9.0% - Total For Consumer Staples		$1,530,626

Adidas AG ADR	2,000	108,600
Daimler AG	1,950	184,802
Hennes & Mauritz AB ADR	14,300	121,407
Honda Motor Co. Ltd. ADR	1,940	68,560
Magna International Inc.	2,500	240,775
Marks & Spencer Group PLC	5,000	75,315
Naspers Ltd.	1,300	142,155
Sony Corp. ADR	5,730	109,558
Toyota Motor Corp. ADR	2,210	249,509
Volkswagen AG ADR	1,720	87,342
WPP PLC ADR	1,300	134,004
9.0% - Total For Consumer Discretionary		$1,522,027

BG Group PLC ADR	3,350	61,941
BP PLC ADR	2,270	109,187
Cnooc Ltd.	360	54,652
Eni SPA ADR	1,770	88,801
Gazprom OAO ADR	11,360	88,267
Petrochina Co. Ltd. ADR	1,800	195,300
Petroleo Brasileiro ADR	5,620	73,903
Royal Dutch Shell PLC - Class B	4,200	328,062
Statoil ASA	5,200	146,744
Suncor Energy Inc.	2,100	73,416
Total SA ADR	2,900	190,240
8.3% - Total For Energy		$1,410,513

Allianz AG	5,400	90,990
Australia and New Zealand Banking Group Ltd.	3,440	105,092
Banco Bradesco ADR	8,800	120,296
Banco De Chile	910	68,505
Banco Santander SA	8,358	80,070
Bank of Montreal	1,240	83,092
Bank Of Nova Scotia	1,070	62,081
Barclays PLC ADR	6,372	100,040
BNP Paribas ADR	3,390	131,261
Cheung Kong Ltd ADR	8,000	132,880
Credit Suisse Group ADR	3,666	118,705
Deutsche Boerse AG	8,100	64,314
Grupo Financiero Santander Mexico Sab De CV	4,300	52,847
HDFC Bank Ltd. ADR	3,900	160,017
HSBC Holdings PLC ADR	3,522	179,023
Icici Bank Ltd. ADR	1,760	77,088
Industrial and Commercial Bank Of China Ltd.	19,350	237,037
Itau Unibanco Holding SA ADR	5,830	86,634
KB Financial Group Inc. ADR*	2,400	84,360

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Macquarie Group Ltd. ADR*	1,887	100,766
Manulife Financial Corp.	4,420	85,350
Mitsubishi Estate Co. Ltd. ADR	4,000	94,760
Mitsubishi UFJ Financial Group Inc. ADR	26,500	146,810
National Australia Bank Ltd. - ADR	12,080	197,629
Orix Corp. ADR	1,750	123,322
Prudential PLC ADR	3,900	165,906
Royal Bank of Canada	920	60,711
Sumitomo Corp. ADR	15,000	192,000
Sumitomo Mitsui Financial Group Inc.	18,500	160,025
Sun Hung Kai Properties Ltd. ADR	5,450	66,599
Tokio Marine Holdings Inc. ADR	3,660	110,400
Toronto Dominion Bank	1,800	84,510
United Overseas Bank Ltd. ADR	2,455	84,869
Westpac Banking Corp. Ltd. ADR	4,650	149,079
Zurich Insurance Group ADR	3,240	99,598
23.3% - Total For Financial Services		$3,956,666

Astellas Pharma Inc. ADR	5,200	77,418
Astrazeneca PLC ADR	2,700	175,176
Bayer AG ADR	1,900	256,994
Dr. Reddy's Laboratories Ltd.	3,340	146,626
Fresenius Medical Care ADR	1,800	62,730
Novartis AG ADR	2,480	210,850
Novo Nordisk A/S ADR	2,250	102,712
Roche Holdings Ltd. ADR	7,520	283,654
Shire PLC ADR	1,500	222,795
Takeda Pharmaceutical Company Ltd.	3,320	78,684
Teva Pharmaceuticals	3,770	199,207
10.7% - Total For Health Care		$1,816,846

ASML Holding NV	1,162	108,484
Baidu.com*	600	91,362
Check Point Software Technologies Ltd.*	1,720	116,324
Lenovo Group Ltd.	5,400	119,289
Mercadolibre Inc.	710	67,528
Radware Ltd.*	4,000	70,720
SAP AG ADR	2,800	227,668
Siliconware Precision Industries Co. ADR	13,300	88,445
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,100	202,202
Telefonaktiebolaget LM Ericsson	8,050	107,307
United Microelectronics ADR	44,930	93,454
7.6% - Total For Information Technology		$1,292,783

Centrica PLC	3,300	73,227
E.On AG ADR	3,140	61,387
Electricite De France	14,200	111,470
Enel SPA ADR	11,800	66,080
Enersis SA ADR	4,490	69,730
Iberdrola SA ADR	3,578	100,613
2.9% - Total For Utilities		$482,507

Total Common Stocks 98.6%		$16,734,400
(Identified Cost $13,111,921)

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Cash Equivalents

First American Government Obligation Fund, Class Z**	219,040	219,040
Total Cash Equivalents 1.3%		$219,040
(Identified Cost $219,040)

Total Portfolio Value 99.9%		$16,953,440
(Identified Cost $13,330,961)

Other Assets in Excess of Liabilities 0.1%		$16,443

Total Net Assets 100.0%		$16,969,883

* Non-income producing security.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	3,795,000	$4,208,622
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,835,897
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,944,863
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,612,162
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,433,380
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	1,039,345
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,319,000	2,504,815
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	245,000	270,509
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,500,000	1,635,360
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,297,398
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018**	746,000	803,200
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	350,000	373,710
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,835,000	3,179,342
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,021,880
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,448,955
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,534,000	1,817,023
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017	1,000,000	1,113,687
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	1,267,000	1,353,442
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	963,767
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,399,244
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	118,969
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	465,000	528,308
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	3,000,000	3,154,734
Wells Fargo & Company Subordinated Notes, 3.450% Due 02/13/2023	4,505,000	4,372,490
20.7% - Total For Corporate Bonds: Bank and Finance		$44,431,102

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,123,752
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,816,483
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	895,994
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,275,973
Eaton Corp. Senior Unsecured Notes 144A, 2.750% Due 11/02/2022	1,000,000	946,633
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	2,500,000	2,608,733
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	1,435,000	1,430,178
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.0389% Due 04/15/2020	1,898,000	1,892,465
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	2,290,000	2,565,093
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,879,464
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,812,400
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	94,106
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,762,551
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,000,000	1,158,886
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,067,218
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,103,522
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,626,168
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	2,770,000	2,816,453
18.5% - Total For Corporate Bonds: Industrial		$39,876,072

Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,018,065
AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	2,540,000	2,513,150
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,692,399
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,075,418
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,322,755
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,414,792
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	360,456
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,356,370
National Rural Utilities Collateral Trust, 5.450% Due 04/10/2017	1,810,000	2,028,045
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,727,077
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,960,000	4,671,351
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	911,028
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,906,095
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,156,303
12.6% - Total For Corporate Bonds: Utilities		$27,153,304

United States Government Treasury Obligations
United States Treasury Notes, 1.375% Due 11/30/2015	2,900,000	2,951,429
United States Treasury Notes, 2.750% Due 08/15/2042	9,750,000	8,324,063
United States Treasury Notes, 2.750% Due 11/15/2042	10,925,000	9,308,439
United States Treasury Notes, 3.125% Due 02/15/2042	1,250,000	1,157,031
10.1% - Total For United States Government Treasury Obligations		$21,740,962

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/20/2018	4,545,000	4,510,408
FHLMC Agency Notes, 1.000% Due 07/25/2017	2,500,000	2,490,315
FNMA Note, 2.000% Due 09/12/2018	3,000,000	3,017,115
4.7% - Total For United States Government Agency Obligations		$10,017,838

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	5,144,510	5,292,843
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	959,490	1,046,067
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	486,072	537,767
FHLMC CMO Series 3098 Class KE, 5.500% Due 09/15/2034	247,131	251,448
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	724,109	751,495
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	884,646	919,002
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	2,405,805	2,472,619
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/15/2041	2,101,355	2,077,246
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	3,398	3,922
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	1,596,940	1,706,400
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	3,319,458	3,671,588
FHLMC Partner Certificate Pool 780439, 2.348% Due 04/01/2033**	177,650	189,706
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	2,057,165	2,255,705
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	442,820	452,447
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	5,320,685	5,392,898
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	1,994	2,151
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	1,069,403	1,172,293
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	407,418	458,864
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	1,554,924	1,732,495
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	284,345	304,688
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	1,108,303	1,232,278
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	3,047,565	3,167,510
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	4,555,330	4,567,119
GNMA II Pool 2658, 6.500% Due 10/20/2028	39,844	46,168
GNMA II Pool 2945, 7.500% Due 07/20/2030	7,898	9,468
GNMA II Pool 4187, 5.500% Due 07/20/2038	74,745	79,863
GNMA II Pool 4847, 4.000% Due 11/20/2025	951,228	1,010,899
GNMA Pool 780400, 7.000% Due 12/15/2025	5,118	5,902
GNMA Pool 780420, 7.500% Due 08/15/2026	2,824	3,360
GNMA Pool 781397, 5.500% Due 02/15/2017	26,794	28,226
19.0% - Total For Government Agency Obligations - Mortgage Backed Securities		$40,842,437

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	238,457
0.1% - Total Certificates of Deposit		$238,457

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	640,000	638,618
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,100,640
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,341,793
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,771,175
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,615,954
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,342,013
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,720,554
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,470,673
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	984,331
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,000,000	1,005,680
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,385,080
9.5% - Total For Taxable Municipal Bonds		$20,376,511

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,062,653
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,302,773
2.0% - Total For Non-Taxable Municipal Bonds		$4,365,426

Total Fixed Income Securities - Bonds 97.2%		$209,042,109
(Identified Cost $204,335,017)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	3,858,927
Total Preferred Stocks 1.8%		$3,858,927
(Identified Cost $3,888,769)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.01%**	302,538	302,538
Total Cash Equivalents 0.1%		$302,538
(Identified Cost $302,538)

Total Portfolio Value 99.1%		$213,203,574
(Identified Cost $208,526,324)

Other Assets in Excess of Liabilities 0.9%		$1,855,904

Total Net Assets 100%		$215,059,478

** Variable Rate Security; the rate shown is as of March 31, 2013.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2014	90,000	$92,865
Cincinnati Ohio GO, 5.000% Due 12/01/2017*	75,000	80,849
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	88,253
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018*	400,000	431,544
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	192,291
Harrison Ohio GO Unlimited Bond Anticipation Notes, 1.750% Due 10/23/2014	750,000	754,552
Hudson City Ohio GO Limited, 5.000% Due 12/01/2035*	200,000	215,772
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	402,619
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	149,827
Twinsburg Ohio GO Limited, 2.000% Due 12/01/2014	200,000	202,244
Vandalia Ohio GO Limited Bond, 5.250% Due 12/01/2018	500,000	513,120
Westerville Ohio GO Limited, 1.750% Due 12/01/2014	100,000	101,070
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	445,000	483,190
Wooster Ohio GO Limited, 2.000% Due 12/01/2014	100,000	100,935
6.7% - Total For General Obligation - City		$3,809,131

Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	361,049
Erie County Ohio GO Limited (XLCA Insured), 4.000% Due 10/01/2014	135,000	137,581
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	492,453
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	176,723
Montgomery County Ohio GO Limited, 2.000% Due 12/01/2014	100,000	101,102
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	274,706
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	328,683
3.3% - Total For General Obligation - County		$1,872,297

Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	221,784
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	957,005
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	408,572
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	596,750
Ohio Infrastructure Improvement GO, 5.000% Due 09/01/2025*	90,000	93,947
4.0% - Total For General Obligation - State		$2,278,058

Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	347,142
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	307,914
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	263,133
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	325,815
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	249,784
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	266,373
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	313,965
Florida State Board of Governors Florida State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	662,232
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	555,955
Kent State University Ohio Revenue, 3.000% Due 05/01/2014	50,000	50,119
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	198,153
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,105,780
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2027	300,000	311,061
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	115,942
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	169,758
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	100,201
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	160,062
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	173,019
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	284,922
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	175,223
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	785,843
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	156,886
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	127,942
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	569,235
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	341,010
University of Akron General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	392,357
University of Cincinnati - University Center Project Certificate of Participation, 5.000% Due 06/01/2022	400,000	412,244
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	313,552
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	277,840
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	347,394
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	534,583
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	345,489
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	981,651
20.6% - Total For Higher Education		$11,722,579

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 4.000% Due 06/15/2014	150,000	151,185
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	141,366
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	308,277
Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	402,372
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	358,410
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,040,250
Hamilton County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital, 5.250% Due 05/15/2021*	775,000	779,611
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	548,245
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	341,607
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	194,956
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	469,341
8.3% - Total For Hospital/Health Bonds		$4,735,620

Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015*	50,000	52,712

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	104,916
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	191,300
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	321,183
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	209,366
Knox County Ohio Career Center Certificates of Participation, 2.000% Due 12/01/2015	120,000	123,276
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	837,525
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	161,070
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	529,315
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	105,290
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	100,167
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	206,086
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	156,415
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	311,509
Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018*	315,000	328,205
6.6% - Total For Revenue Bonds - Facility		$3,738,335

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	274,735
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	431,508
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,048
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	139,994
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	300,741
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018*	145,000	156,309
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	532,005
Kentucky State Rural Water Finance Corp. Public Project Revenue, 2.500% Due 02/01/2022	400,000	387,292
North Texas Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	468,112
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	328,468
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	262,427
Toledo Ohio Waterworks Revenue, 3.000% Due 11/15/2025	170,000	165,590
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	396,569
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	330,864
7.4% - Total For Revenue Bonds - Water & Sewer		$4,186,662

Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	110,216
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	163,404
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	245,554
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	412,324
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	112,980
Kentucky State Bond Corp. Financing Program Revenue, 3.000% Due 02/01/2026	235,000	216,522
Ohio Development Assistance Logistics and Distribution Revenue, 5.000% Due 10/01/2017*	225,000	257,585
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	600,000	680,544
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	290,635
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	347,223
Ohio Major New Street Infrastructure Project Revenue, 3.000% Due 12/15/2014	200,000	203,986
Ohio Major New Street Infrastructure Project Revenue, 5.000% Due 06/15/2015	100,000	105,575
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	106,344
5.7% - Total For Other Revenue Bonds		$3,252,892

Barberton Ohio CSD GO, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	324,042
Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	506,445
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	127,121
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	323,187
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	314,751
Cincinnati Ohio CSD GO (FGIC Insured), 5.000% Due 12/01/2014	225,000	232,193
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	114,075
Columbus Ohio CSD GO, 5.000% Due 12/01/2020	150,000	174,115
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2015	130,000	133,593
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	187,632
Delaware Ohio CSD, GO (MBIA Insured), 5.000% Due 12/01/2020*	250,000	257,975
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	574,810
Fairbanks Ohio LSD GO Unlimited, 1.000% Due 12/01/2014	105,000	105,568
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	489,371
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	387,375
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	119,680
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	95,303
Jackson Ohio Local SD Stark and Summit Counties GO Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	309,549
Keller Texas Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	279,580
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	172,840
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	309,036
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	455,999
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	275,395
Kings Local Ohio LSD GO Unlimited, 5.000% Due 12/01/2018*	40,000	45,893
Knox County Kentucky SD Finance Corp. Revenue Bond, 2.000% Due 12/01/2019	360,000	347,832
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	245,625
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	131,226
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	409,587
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	107,729
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	104,224
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	522,972
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	173,824
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	135,070
Marshall County Kentucky SD Finance Corp. School Building Revenue, 3.000% Due 03/01/2015	250,000	256,138
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	174,398
Mason Ohio CSD, 5.000% Due 12/01/2015*	30,000	32,366

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2014 - Unaudited

Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	105,000	113,152
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	160,110
Medina Ohio CSD GO, 5.000% Due 12/01/2023*	280,000	295,579
Miami Trace Ohio LSD GO Unlimited (SDCEP Insured), 1.000% Due 12/01/2014	75,000	75,406
Nelsonville York Ohio CSD School Facilities Construction Improvement GO (SDCEP Insured), 5.250% Due 12/01/2014	145,000	149,530
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	149,604
Oregon Ohio CSD GO Unlimited, 3.000% Due 12/01/2024	140,000	131,565
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	522,420
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	271,661
Ravenna Ohio CSD GO Unlimited, 2.000% Due 01/15/2023	345,000	315,327
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	223,074
Kentucky Property and Buildings Commission Revenue, 4.125% Due 11/01/2014	400,000	409,132
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	102,055
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	360,164
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	437,456
Sycamore Ohio Community SD GO, 4.375% Due 12/01/2018	400,000	430,428
Sylvania Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	300,000	331,314
Talawanda Ohio CSD GO Unlimited, 3.500% Due 12/01/2018	315,000	342,367
Vermillion Ohio LSD Certificates of Participation, 2.000% Due 12/01/2014	150,000	151,803
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	256,988
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	191,268
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	316,938
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	249,425
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2014	240,000	248,861
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	531,162
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	168,106
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 2.000% Due 12/01/2014	100,000	101,135
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	222,888
28.6% - Total For School District		$16,215,437

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,140,119
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	477,708
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	247,196
Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	178,346
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	206,273
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	149,160
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	403,771
5.0% - Total For State Agency		$2,802,573

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	65,000	66,968
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	300,000	307,170
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	100,000	103,230
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	225,000	236,551
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	295,000	302,702
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	190,000	193,380
2.1% - Total For Housing		$1,210,001

Total Municipal Income Securities - Bonds 98.3%		$55,823,585
(Identified Cost $54,544,372)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund, 0.01%**	299,625	299,625
First American Government Obligation Fund, Class Z, 0.01%**	12,897	12,897
Total Cash Equivalents 0.6%		$312,522
(Identified Cost $312,522)

Total Portfolio Value 98.9%		$56,136,107
(Identified Cost $54,856,894)

Other Assets in Excess of Liabilities 1.1%		$632,562

Total Net Assets 100.0%		$56,768,669

* Pre-refunded / Escrowed-to-Maturity Bonds; as of March 31, 2014, these bonds represented 6.4% of total assets.

** Variable Rate Security; the rate shown is as of March 31, 2014.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

XLCA - XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 5.000% Due 08/15/2014	1,500,000	$1,524,376
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	1,039,425
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,000,000	1,034,477
BB&T Corp. Senior Unsecured Notes, 5.700% Due 04/30/2014	210,000	210,850
BB&T Corp. Subordinated Floating Rate Notes, 0.5533% Due 09/13/2016	1,480,000	1,471,271
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,203,488
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,402,242
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	635,000	723,340
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	1,200,000	1,281,290
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,200,000	1,197,781
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,226,256
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,682,192
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,381,767
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,420,184
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,156,736
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,623,000	1,808,314
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,437,000	1,500,050
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,503,537
26.8% - Total Finance		$22,767,576

Industrial
Becton Dickenson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,195,000	1,221,633
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	845,000	927,781
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,065,000	1,173,591
Enterprise Products Operating LLC Senior Unsecured Notes, 6.300% Due 09/15/2017	1,245,000	1,436,149
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	1,993,280
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,120,128
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	788,000	851,532
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,072,134
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,365,048
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,139,911
Pepsico Inc. Senior Unsecured Notes, 0.700% Due 08/13/2015	1,320,000	1,323,037
Schlumberger Investment Senior Unsecured Note 144A, 1.950% Due 09/14/2016*	1,379,000	1,411,937
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,090,000	1,219,295
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,387,072
20.8% - Total Industrial		$17,642,528

Utilities
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,018,065
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	1,000,000	1,026,730
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	498,109
AT&T Inc. Senior Unsecured Notes, 0.800% Due 12/01/2015	155,000	155,102
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,692,399
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,348,701
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,060,000	1,202,225
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	713,000	795,028
9.1% - Total Utilities		$7,736,359

United States Government Treasury Obligations
United States Treasury Notes, 1.375% Due 11/30/2015	4,100,000	4,172,709
United State Treasury Notes, 4.250% Due 08/15/2015	4,000,000	4,221,720
9.9% - Total United States Government Treasury Obligations		$8,394,429

United States Government Agency Obligations
FHLMC Agency Note, 1.000% Due 07/25/2017	3,000,000	2,988,378
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,121,155	1,229,359
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,434,448	1,511,123
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,010,000	1,000,367
7.9% - Total United States Government Agency Obligations		$6,729,227

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,131,618	1,164,246
FHLMC CMO Series 2989 Class TG, 3.000% Due 03/01/2042	1,485,481	1,614,475
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	1,219,590	1,287,823
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,029,662	1,017,850

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2014 - Unaudited

FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,594,367	1,598,493
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	139,227	148,000
GNMA Pool 726475, 4.000% Due 11/15/2024	633,414	671,255
8.8% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$7,502,142

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,625
0.3% - Total Certificates of Deposit		$240,625

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939% Due 04/01/2014	1,500,000	1,500,000
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,479,104
Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/2015	1,470,000	1,496,872
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,151,791
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,500,000	1,508,520
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,432,874
10.1% - Total Taxable Municipal Bonds		$8,569,161

Total Fixed Income Securities 93.7%		$79,582,047
(Identified Cost $79,297,561)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	4,664,817	4,664,817
Total Cash Equivalents 5.5%		$4,664,817
(Identified Cost $4,664,817)

Total Portfolio Value 99.2%		$84,246,864
(Identified Cost $83,962,378)

Other Assets in Excess of Liabilities 0.8%		$645,876

Total Net Assets 100.0%		$84,892,740

* 144A Restricted Security. The total fair value of such securities as of March 31, 2014 was $2,614,162 and represented 3.1% of net assets.

- Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318; price on March 31, 2014 was $102.389.

- Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389; price on March 31, 2014 was $102.389.

- Northern Natural Gas Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on March 31, 2014 was $113.418.

- Northern Natural Gas Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on March 31, 2014 was $113.418.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,336,000	$1,481,612
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,126,151
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,351,355
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,104,117
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	1,000,000	1,148,699
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	569,559
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,076,676
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,500,000	1,682,191
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,200,000	1,226,256
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,184,500
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,084,292
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,115,000	1,172,509
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,043,876
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	500,000	480,902
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,260,450
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,400,000	1,358,820
22.9% - Total Finance		$18,351,965

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,123,752
Becton Dickenson Senior Unsecured Notes, 5.000% Due 05/15/2019	1,115,000	1,257,699
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,413,045
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	1,000,000	1,043,493
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	1,993,280
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,120,128
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,024,057
Kellogg Co. Senior Unsecured Notes, 4.150% Due 11/15/2019	1,200,000	1,255,111
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,305,698
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,139,911
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	270,151
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,109,641
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	559,310
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,076,607
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	703,271
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,016,770
21.7% - Total Industrial		$17,411,924

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	768,089
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	750,000	763,549
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,692,399
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	400,000	410,692
Duke Energy Corp Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	691,325
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	674,811
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	731,854
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,134,175
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	485,228
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	543,026
Verizon Communications Senior Unsecured Notes, 3.500% Due 11/01/2021	1,512,000	1,522,561
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,102,464
13.1% - Total Utilities		$10,520,173

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 11/15/2015	2,100,000	2,242,981
United States Treasury Notes, 2.125% Due 05/31/2015	1,550,000	1,585,421
United States Treasury Notes, 2.750% Due 11/15/2042	200,000	170,406
United States Treasury Notes, 4.125% Due 05/15/2015	2,000,000	2,088,828
7.6% - Total United States Government Treasury Obligations		$6,087,636

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2014 - Unaudited

United States Government Agency Obligations
FHLMC Agency Note, 1.000% Due 07/25/2017	1,000,000	996,126
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	968,967
2.5% - Total United States Government Agency Obligations		$1,965,093

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,212,448	1,247,407
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	1,230,631	1,303,313
FHLMC CMO Series 2963 Class DM, 5.500% Due 08/15/2033	127,828	128,389
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	388,857	430,214
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,594,180	1,656,091
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	420,271	415,449
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	600,841	664,579
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	814,654	840,607
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	757,159	786,959
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,373,671	1,392,314
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,594,365	1,598,492
13.0% - Total United States Government Agency Obligations - Mortgage Backed Securities		$10,463,814

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,542
0.3% - Total Certificates of Deposit		$243,542

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	804,388
Cincinnati Ohio General Obligation, 5.300% Due 12/01/2020	1,000,000	1,001,230
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,108,470
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,062,420
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	332,214
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,566,948
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,387,956
9.0% - Total Taxable Municipal Bonds		$7,263,626

Non-Taxable Municipal Bonds
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	506,320
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2016	1,000,000	1,073,020
2.0% - Non-Total Taxable Municipal Bonds		$1,579,340

Total Fixed Income Securities 92.1%		$73,887,113
(Identified Cost $73,059,088)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,245,000
Total Preferred Stocks 1.6%		$1,245,000
(Identified Cost $1,188,310)

Cash Equivalents
First American Government Obligation Fund, Class Z**	4,210,907	4,210,907
Total Cash Equivalents 5.3%		$4,210,907
(Identified Cost $4,210,907)

Total Portfolio Value 99.0%		$79,343,020
(Identified Cost $78,458,305)

Other Assets in Excess of Liabilities 1.0%		$800,059

Total Net Assets 100%		$80,143,079

* 144A Restricted Security. The total fair value of such securities as of March 31, 2014 was $1,134,175 and represented 1.4% of net assets.

- Northern Natural Gas Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2014 was $113.418.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	$1,108,991
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,126,151
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,155,679
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,104,117
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,300,000	1,417,312
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	569,559
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,076,676
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,297,787
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	1,339,000	1,501,636
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,184,500
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,263,200
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,100,000	1,156,736
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,140,000	1,096,458
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,300,000	1,261,762
21.9% - Total Finance		$16,320,564

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,013,123
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,531,697
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,579,083
Enterprise Products Senior Unsecured Notes, 5.200% Due 09/01/2020	1,285,000	1,434,320
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2334% Due 03/15/2023	2,000,000	1,993,280
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,120,128
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	879,241
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,255,111
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,186,997
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,139,911
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,179,509
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	648,799
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	1,500,000	2,109,813
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	1,016,770
24.3% - Total Industrial		$18,087,782

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	768,089
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,692,399
Duke Energy Corp. Senior Unsecured Notes, 3.350% Due 04/01/2015	1,000,000	1,026,730
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	481,536
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	400,000	418,202
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	896,374
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,134,175
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	485,228
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	543,026
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,102,464
11.5% - Total Utilities		$8,548,223

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 02/15/2016	1,200,000	1,292,860
United States Treasury Notes, 1.375% Due 11/30/2015	1,300,000	1,323,054
United States Treasury Notes, 2.750% Due 08/15/2042	4,000,000	3,415,000
United States Treasury Notes, 2.750% Due 11/15/2042	1,475,000	1,256,746
9.8% - Total United States Government Treasury Obligations		$7,287,660

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,212,448	1,247,407
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	340,250	376,437
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	137,471	141,324
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,594,180	1,656,091
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	840,542	830,898
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	550,370	588,095
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,358,424	1,502,525

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2014 - Unaudited

FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	814,654	840,607
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	685,722	751,902
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,602,616	1,624,366
FNMA Partner Certificate Pool 889050, 5.000% Due 12/01/2019	1,059,239	1,187,883
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	554,151	616,139
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	757,159	786,959
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	26,794	28,227
16.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$12,178,860

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,542
0.3% - Total Certificates of Deposit		$243,542

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	832,125
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	1,978,619
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,085,610
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2042	500,000	506,320
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	983,821
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	951,983
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,086,860
10.0% Total Taxable Municipal Bonds		$7,425,338

Total Fixed Income Securities 94.2%		$70,091,969
(Identified Cost $68,809,042)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,245,000
Total Preferred Stocks 1.7%		$1,245,000
(Identified Cost $1,195,738)

Cash Equivalents
First American Government Obligation Fund, Class Z*	2,434,276	2,434,276
Total Cash Equivalents 3.3%		$2,434,276
(Identified Cost $535,034)

Total Portfolio Value 99.2%		$73,771,245
(Identified Cost $70,539,814)

Other Assets in Excess of Liabilities 0.8%		$629,181

Total Net Assets 100.0%		$74,400,426

* 144A Restricted Security. The total fair value of such securities as of March 31, 2014 was $1,134,175 and represented 1.5% of net assets.

- Northern Natural Gas Bond was purchased on October 12, 2012, for $1,223,180; price on March 31, 2014 was $113.418.

** Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2014 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,000,000	$1,038,513
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,392,000	1,439,992
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,000,000	1,095,381
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,692,969
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,104,117
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,046,449
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,000,000	1,083,869
Manufacturers and Traders Trust Co. Senior Unsecured Bank Floating Rate Notes, 0.5416% Due 03/07/2016	1,500,000	1,497,226
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,350,000	1,379,538
MetLife Inc. Senior Unsecured Notes, 6.750% Due 06/01/2016	2,000,000	2,242,922
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,105,414
Prudential Financial Corp. Senior Unsecured Notes, 6.200% Due 01/15/2015	1,000,000	1,043,773
Suntrust Banks Inc. Senior Unsecured Notes, 3.600% Due 04/15/2016	1,200,000	1,261,894
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,043,876
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,559,813
23.0% - Total Finance		$19,635,746

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	988,169
Coca-Cola Co. Senior Unsecured Notes, 1.800% Due 09/01/2016	1,000,000	1,023,829
CR Bard Inc. Senior Unsecured Notes, 2.875% Due 01/15/2016	1,195,000	1,237,081
Enterprise Products Senior Unsecured Notes, 3.700% Due 06/01/2015	1,000,000	1,033,086
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, .5389% Due 05/13/2024	1,100,000	1,008,956
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.2389% Due 04/15/2023	1,000,000	997,084
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,120,128
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,000,000	1,080,624
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,072,134
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,147,860
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,093,000	1,245,923
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,125,066
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,102,023
16.6% - Total Industrials		$14,181,963

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,262,245
Alliant Energy Corp. Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,018,065
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,000,000	1,128,266
Duke Energy Corp. Senior Unsecured Notes, 3.950% Due 09/15/2014	1,500,000	1,523,942
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,138,264
Northeast Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	1,000,000	970,457
Southern Company Senior Unsecured Notes, 4.150% Due 05/15/2014	150,000	150,658
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,420,000	1,583,365
10.2% - Total Utilities		$8,775,262

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 02/15/2016	3,000,000	3,232,149
United States Treasury Notes, 1.375% Due 11/30/2015	4,000,000	4,070,936
United States Treasury Notes, 4.500% Due 11/15/2015	2,000,000	2,136,172
11.0% - Total United States Government Treasury Obligations		$9,439,257

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/20/2018	3,000,000	2,977,167
FHLMC, 2.500% Due 05/27/2016	1,500,000	1,563,549
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,095,000	1,084,556
FNMA, 1.500% Due 10/14/2014	2,000,000	2,013,856
8.9% - Total United States Government Agency Obligations		$7,639,128

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2014 - Unaudited

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	386,770	409,613
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	814,654	840,607
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	2,050,080	2,046,632
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	2,151,671	2,266,684
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,822,132	1,826,848
GNMA Pool 726475, 4.000% Due 11/15/2024	633,414	671,255
GNMA Pool 728920, 4.000% Due 12/15/2024	977,135	1,035,524
10.6% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,097,163

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,625
0.3% - Total Certificates of Deposit		$240,625

Taxable Municipal Bonds
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,496,760
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,049,010
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,037,650
4.2% - Total Municipal Bonds		$3,583,420

Total Fixed Income Securities 84.8%		$72,592,564
(Identified Cost $72,601,157)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	7,422,905	7,422,905
Total Cash Equivalents 8.7%		$7,422,905
(Identified Cost $7,422,905)

Total Portfolio Value 93.5%		$80,015,469
(Identified Cost $80,024,062)

Other Assets in Excess of Liabilities 6.5%		$5,537,389

Total Net Assets: 100.0%		$85,552,858

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring June 2014 (50 units per contract)	906	$40,770
(Notional Value of $84,817,002)

* Variable Rate Security; as of March 31, 2014, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2014:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$18,334,416	$—	$—	$18,334,416
Telecommunication Services	2,459,810	—	—	2,459,810
Consumer Staples	22,352,990	—	—	22,352,990
Consumer Discretionary	7,786,374	—	—	7,786,374
Energy	19,151,533	—	—	19,151,533
Financial Services	20,647,387	—	—	20,647,387
Health Care	9,947,810	—	—	9,947,810
Information Technology	30,343,006	—	—	30,343,006
Money Market Fund	5,844,657	—	—	5,844,657
Total	$136,867,983	$—	$—	$136,867,983

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$7,861,108	$—	$—	$7,861,108
Consumer Staples	5,165,299	—	—	5,165,299
Consumer Discretionary	5,282,634	—	—	5,282,634
Energy	6,398,526	—	—	6,398,526
Financial Services	6,398,526	—	—	6,398,526
Health Care	5,183,094	—	—	5,183,094
Information Technology	14,919,905	—	—	14,919,905
Money Market Fund	2,343,510	—	—	2,343,510
Total	$54,239,965	$—	$—	$54,239,965

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,809,456	$—	$—	$1,809,456
Industrials	9,410,686	—	—	9,410,686
Consumer Staples	3,677,631	—	—	3,677,631
Consumer Discretionary	6,997,713	—	—	6,997,713
Energy	2,819,988	—	—	2,819,988
Financial Services	7,550,872	—	—	7,550,872
Health Care	4,390,166	—	—	4,390,166
Information Technology	5,528,151	—	—	5,528,151
Utilities	328,392	—	—	328,392
Real Estate Investment Trusts	847,676	—	—	847,676
Money Market Fund	972,594	—	—	972,594
Total	$44,333,325	$—	$—	$44,333,325

Realty Fund	Level 1	Level 2	Level 3	Total
REIT – Residential	$1,675,238	$—	$—	$1,675,238
REIT – Diversified	1,856,052	—	—	1,856,052
REIT – Health Care Facilities	1,125,844	—	—	1,125,844
REIT – Hotels/Motels	645,109	—	—	645,109
REIT – Office	1,135,711	—	—	1,135,711
REIT – Industrial	726,724	—	—	726,724
REIT – Retail	3,072,326	—	—	3,072,326
REIT – Timber	544,547			544,547
Money Market Fund	27,872	—	—	27,872
Total	$10,809,423	$—	$—	$10,809,423

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,341,746	$—	$—	$1,341,746
Industrials	1,899,043	—	—	1,899,043
Telecommunication Services	1,481,643	—	—	1,481,643
Consumer Staples	1,530,626	—	—	1,530,626
Consumer Discretionary	1,522,027	—	—	1,522,027
Energy	1,410,513	—	—	1,410,513
Financial Services	3,956,666	—	—	3,956,666
Health Care	1,816,846	—	—	1,816,846
Information Technology	1,292,783	—	—	1,292,783
Utilities	482,507	—	—	482,507
Money Market Fund	219,040	—	—	219,040
Total	$16,953,440	$—	$—	$16,953,440

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$44,431,102	$—	$44,431,102
Industrials	—	39,876,072	—	39,876,072
Utilities	—	27,153,304	—	27,153,304
U.S. Government Treasury Obligations	—	21,740,962	—	21,740,962
U.S. Government Agency Obligations	—	10,017,838	—	10,017,838
U.S. Government Agency Obligations – Mortgage-Backed	—	40,842,437	—	40,842,437
Certificates of Deposit	—	238,457	—	238,457
Taxable Municipal Bonds	—	20,376,511	—	20,376,511
Non-Taxable Municipal Bonds	—	4,365,426	—	4,365,426
Preferred Stocks	4,365,426	—	—	4,365,426
Money Market Fund	302,538	—	—	302,538
Total	$4,161,465	$209,042,109	$—	$213,203,574

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$3,809,131	$—	$3,809,131
General Obligation – County	—	1,872,297	—	1,872,297
General Obligation – State	—	2,278,058	—	2,278,058
Higher Education	—	11,722,579	—	11,722,579
Hospital / Health	—	4,735,620	—	4,735,620
Revenue Bonds - Facility	—	3,738,335	—	3,738,335
Revenue Bonds – Water & Sewer	—	4,186,662	—	4,186,662
Other Revenue	—	3,252,892	—	3,252,892
School District	—	16,215,437	—	16,215,437
State Agency	—	2,802,573	—	2,802,573
Housing	—	1,210,001	—	1,210,001
Money Market Fund	312,522	—	—	312,522
Total	$312,522	$55,823,585	$—	$56,136,107

JIC Institutional Bond Fund I	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$22,767,576	$—	$22,767,576
Industrial	—	17,642,528	—	17,642,528
Utilities	—	7,736,359	—	7,736,359
U.S. Government Treasury Obligations	—	8,394,429	—	8,394,429
U.S. Government Agency Obligations	—	6,729,227	—	6,729,227
U.S. Government Agency Obligations – Mortgage-Backed	—	7,502,142	—	7,502,142
Certificates of Deposit	—	240,625	—	240,625
Taxable Municipal Bonds	—	8,569,161	—	8,569,161
Money Market Fund	4,664,817	—	—	4,664,817
Total	$4,664,817	$79,582,047	$—	$84,246,864

JIC Institutional Bond Fund II	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$18,351,965	$—	$18,351,965
Industrial	—	17,411,924	—	17,411,924
Utilities	—	10,520,173	—	10,520,173
U.S. Government Treasury Obligations	—	6,087,636	—	6,087,636
U.S. Government Agency Obligations	—	1,965,093	—	1,965,093
U.S. Government Agency Obligations – Mortgage-Backed	—	10,463,814	—	10,463,814
Certificates of Deposit	—	243,542	—	243,542
Taxable Municipal Bonds	—	7,263,626	—	7,263,626
Non-Taxable Municipal Bonds	—	1,579,340	—	1,579,340
Preferred Stocks	1,245,000	—	—	1,245,000
Money Market Fund	4,210,907	—	—	4,210,907
Total	$5,455,907	$73,887,113	$—	$79,343,020

JIC Institutional Bond Fund III	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$16,320,564	$—	$16,320,564
Industrial	—	18,087,782	—	18,087,782
Utilities	—	8,548,223	—	8,548,223
U.S. Government Treasury Obligations	—	7,287,660	—	7,287,660
U.S. Government Agency Obligations – Mortgage-Backed	—	12,178,860	—	12,178,860
Certificates of Deposit	—	243,542	—	243,542
Taxable Municipal Bonds	—	7,425,338	—	7,425,338
Preferred Stocks	1,245,000	—	—	1,245,000
Money Market	2,434,276	—	—	2,434,276
Total	$3,679,276	$70,091,969	$—	$73,771,245

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$19,635,746	$—	$19,635,746
Industrial	—	14,181,963	—	14,181,963
Utilities	—	8,775,262	—	8,775,262
U.S. Government Treasury Obligations	—	9,439,257	—	9,439,257
U.S. Government Agency Obligations	—	7,639,128	—	7,639,128
U.S. Government Agency Obligations – Mortgage-Backed	—	9,097,163	—	9,097,163
Certificates of Deposit	—	240,625	—	240,625
Taxable Municipal Bonds	—	3,583,420	—	3,583,420
Money Market	7,422,905	—	—	7,422,905
Sub-Total	$7,422,905	$72,592,564	$—	$80,015,469
Other Financial Instruments*	40,770	—	—	40,770
Total	$7,463,675	$72,592,564	$—	$80,056,239

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the three months ended March 31, 2014, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of year.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2014 was $83,233,040. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of March 31, 2014 was $520,950.

Tax Cost of Securities

As of March 31, 2014, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$107,596,779	$30,192,520	$(612,934)	$29,271,204
Johnson Growth Fund	40,338,541	14,424,646	(427,604)	13,901,424
Johnson Opportunity Fund	33,741,619	10,727,332	(171,570)	10,591,706
Johnson Realty Fund	6,735,085	4,175,633	(121,443)	4,074,337
Johnson International Fund	13,330,961	4,288,655	(666,176)	3,622,479
Johnson Fixed Income Fund	208,526,324	6,220,656	(1,543,406)	4,677,250
Johnson Municipal Income Fund	54,856,894	1,654,021	(374,808)	1,279,213
JIC Institutional Bond Fund I	83,962,378	606,201	(321,715)	284,486
JIC Institutional Bond Fund II	78,458,305	1,645,439	(760,724)	884,715
JIC Institutional Bond Fund III	72,619,721	1,872,792	(721,269)	1,151,524
Johnson Enhanced Return Fund	80,083,978	454,102	(492,653)	(38,551)

The difference between book value and tax value unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and post-October losses, as well as the mark-to-market on passive Foreign Investment Companies.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 23, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: May 29, 2014

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 29, 2014

* Print the name and title of each signing officer under his or her signature